INSURANCE	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
INSURANCE

34.     INSURANCE

The Company adopted an insurance policy that mainly considers risk concentration and its materiality, considering the nature of their activities and the guidance of their insurance advisors. As of December 31, 2021 and 2020, insurance coverage is as follows:

Item	Type of coverage	Amount insured
		2021	2020
Industrial complex and administrative sites	Any damages to buildings, facilities, inventories, and machinery and equipment	6,008,031	5,658,558
Vehicles	Fire, theft and collision for the vehicles insured by the Company	261,953	258,416
Loss of profits	No loss of profits due to material damages to facilities buildings and production machinery and equipment	1,962,509	1,894,813
Transport	Damages to products in transit	103,857	97,934
Civil liability	Protection against error or complaints in the exercise of professional activity that affect third parties	2,445,664	2,326,621
Environmental liability	Protection against environmental accidents that may result in environmental lawsuits	30,000	30,000